UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2015

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 98.3%
	COMMON STOCKS - 98.3%
	Aerospace & Defense - 4.0%

10,800	General Dynamics Corporation				$ 1,465,884
29,000	Lockheed Martin Corporation				5,885,840
7,000	Northrop Grumman Corporation				1,126,720
27,300	Raytheon Company				2,982,525
	Total Aerospace & Defense				11,460,969
	Air Freight & Logistics - 1.1%

27,900	C.H. Robinson Worldwide, Inc.				2,042,838
6,800	FedEx Corporation				1,125,060
	Total Air Freight & Logistics				3,167,898
	Airlines - 2.1%

10,000	Delta Air Lines, Inc.				449,600
126,800	Southwest Airlines Co.				5,617,240
	Total Airlines				6,066,840
	Banks - 1.0%

11,600	M&T Bank Corporation				1,473,200
23,550	Wells Fargo & Company				1,281,120
	Total Banks				2,754,320
	Beverages - 1.6%

900	Constellation Brands, Inc., Class A, (2)				104,589
38,700	Dr. Pepper Snapple Group				3,037,176
13,400	PepsiCo, Inc.				1,281,308
	Total Beverages				4,423,073
	Biotechnology - 3.2%

14,100	Amgen Inc.				2,253,885
9,200	Celgene Corporation				1,060,576
19,600	Gilead Sciences, Inc., (2)				1,923,348
6,100	Regeneron Pharmaceuticals, Inc., (2)				2,754,028
9,000	Vertex Pharmaceuticals Inc.				1,061,730
	Total Biotechnology				9,053,567
	Capital Markets - 3.2%

23,500	Bank New York Mellon				945,640
10,000	E*Trade Group Inc.				285,550
9,500	Goldman Sachs Group, Inc., (3)				1,785,715
2,000	Legg Mason, Inc.				110,400
78,000	Morgan Stanley				2,783,820
33,000	Northern Trust Corporation				2,298,450
11,500	State Street Corporation				845,595
	Total Capital Markets				9,055,170
	Chemicals - 1.4%

600	Air Products & Chemicals Inc.				90,768
10,000	Airgas, Inc.				1,061,100
3,300	Ecolab Inc.				377,454
15,600	LyondellBasell Industries NV				1,369,680
2,000	Sherwin-Williams Company				569,000
2,800	Sigma-Aldrich Corporation				387,100
	Total Chemicals				3,855,102
	Commercial Services & Supplies - 2.1%

3,900	ADT Corporation				161,928
19,300	Cintas Corporation				1,575,459
49,300	Republic Services, Inc.				1,999,608
700	Stericycle Inc.				98,301
41,500	Waste Management, Inc.				2,250,545
	Total Commercial Services & Supplies				6,085,841
	Communications Equipment - 0.3%

7,200	F5 Networks, Inc., (2)				827,568
	Consumer Finance - 2.6%

29,500	Capital One Financial Corporation				2,325,190
60,800	Discover Financial Services				3,426,080
79,300	Navient Corporation				1,612,169
	Total Consumer Finance				7,363,439
	Containers & Packaging - 1.0%

22,700	Ball Corporation				1,603,528
29,600	Sealed Air Corporation				1,348,576
	Total Containers & Packaging				2,952,104
	Distributors - 0.7%

20,500	Genuine Parts Company				1,910,395
	Diversified Financial Services - 3.3%

3,400	Berkshire Hathaway Inc., Class B				490,688
49,800	CME Group, Inc.				4,716,558
16,400	McGraw-Hill Companies, Inc.				1,695,760
11,000	Moody’s Corporation				1,141,800
23,100	NASDAQ Stock Market, Inc.				1,176,714
	Total Diversified Financial Services				9,221,520
	Diversified Telecommunication Services - 1.0%

85,400	CenturyLink Inc.				2,950,570
	Electric Utilities - 3.3%

3,200	American Electric Power Company, Inc.				180,000
5,056	Duke Energy Corporation				388,200
13,600	Edison International				849,592
35,400	Entergy Corporation				2,743,146
14,400	Eversource Energy				727,488
16,500	Exelon Corporation				554,565
24,800	FirstEnergy Corp.				869,488
4,000	NextEra Energy Inc.				416,200
8,900	Pepco Holdings, Inc.				238,787
15,900	Pinnacle West Capital Corporation				1,013,625
10,700	PPL Corporation				360,162
21,100	Southern Company				934,308
400	Xcel Energy, Inc.				13,924
	Total Electric Utilities				9,289,485
	Electronic Equipment & Instruments - 0.4%

19,900	Amphenol Corporation, Class A				1,172,707
	Food & Staples Retailing - 3.1%

6,500	Costco Wholesale Corporation, (3)				984,717
45,400	CVS Caremark Corporation				4,685,734
41,000	Kroger Co.				3,143,060
	Total Food & Staples Retailing				8,813,511
	Food Products - 1.7%

33,900	Archer-Daniels-Midland Company				1,606,860
72,300	ConAgra Foods, Inc.				2,641,119
2,200	Hershey Foods Corporation				222,002
4,400	Hormel Foods Corporation				250,140
2,000	Mead Johnson Nutrition Company, Class A Shares				201,060
	Total Food Products				4,921,181
	Gas Utilities - 0.0%

1,300	AGL Resources Inc.				64,545
	Health Care Equipment & Supplies - 1.8%

21,900	Edwards Lifesciences Corporation, (2)				3,119,874
2,600	Intuitive Surgical, Inc., (2)				1,313,078
5,900	Stryker Corporation				544,275
	Total Health Care Equipment & Supplies				4,977,227
	Health Care Providers & Services - 7.4%

4,859	Aetna Inc.				517,629
40,600	AmerisourceBergen Corporation, (3)				4,615,002
42,500	Anthem Inc., (3)				6,562,425
34,800	Cardinal Health, Inc.				3,141,396
5,800	Davita Inc., (2)				471,424
3,800	Humana Inc.				676,476
10,400	McKesson HBOC Inc.				2,352,480
12,600	Patterson Companies, Inc.				614,754
4,700	Quest Diagnostics Incorporated				361,195
8,600	UnitedHealth Group Incorporated				1,017,294
6,700	Universal Health Services, Inc., Class B				788,657
	Total Health Care Providers & Services				21,118,732
	Health Care Technology - 0.4%

15,000	Cerner Corporation, (2)				1,098,900
	Hotels, Restaurants & Leisure - 3.3%

13,100	Carnival Corporation				626,704
2,100	Chipotle Mexican Grill, (2)				1,366,134
9,600	Darden Restaurants, Inc.				665,664
44,500	Marriott International, Inc., Class A				3,574,240
19,000	Royal Caribbean Cruises Limited				1,555,150
17,000	Wyndham Worldwide Corporation				1,537,990
	Total Hotels, Restaurants & Leisure				9,325,882
	Household Durables - 1.5%

2,400	D.R. Horton, Inc.				68,352
23,100	Leggett and Platt Inc.				1,064,679
43,900	Newell Rubbermaid Inc.				1,715,173
6,100	Pulte Corporation				135,603
6,400	Whirlpool Corporation				1,293,184
	Total Household Durables				4,276,991
	Insurance - 2.3%

2,500	Ace Limited				278,725
20,400	Allstate Corporation				1,451,868
4,200	AON PLC				403,704
3,600	Chubb Corporation				363,960
35,900	Hartford Financial Services Group, Inc.				1,501,338
7,700	Lincoln National Corporation				442,442
16,700	Marsh & McLennan Companies, Inc.				936,703
9,500	Principal Financial Group, Inc.				488,015
6,300	Travelers Companies, Inc.				681,219
	Total Insurance				6,547,974
	Internet Software & Services - 2.9%

68,400	Facebook Inc., Class A Shares, (2)				5,623,506
59,700	Yahoo! Inc., (2)				2,652,770
	Total Internet Software & Services				8,276,276
	IT Services - 1.8%

14,600	Automatic Data Processing, Inc.				1,250,344
9,600	Fidelity National Information Services				653,376
6,800	Fiserv, Inc., (2)				539,920
11,900	Paychex, Inc.				590,418
161,700	Xerox Corporation				2,077,845
	Total IT Services				5,111,903
	Machinery - 0.5%

14,000	Pall Corporation				1,405,460
	Media - 0.6%

5,600	Cablevision Systems Corporation				102,480
900	Time Warner Cable, Class A				134,892
1,100	Time Warner Inc.				92,884
12,700	Walt Disney Company				1,332,103
	Total Media				1,662,359
	Metals & Mining - 0.2%

52,900	Alcoa Inc.				683,468
	Multiline Retail - 2.4%

24,500	Dollar Tree Stores Inc., (2)				1,988,053
31,600	Kohl’s Corporation				2,472,700
10,400	Nordstrom, Inc.				835,328
19,100	Target Corporation				1,567,537
	Total Multiline Retail				6,863,618
	Multi-Utilities - 2.6%

35,500	Ameren Corporation				1,498,100
7,100	CMS Energy Corporation				247,861
10,200	Consolidated Edison, Inc.				622,200
2,200	DTE Energy Company				177,518
2,700	Integrys Energy Group, Inc.				194,454
50,600	NiSource Inc.				2,234,496
3,500	Public Service Enterprise Group Incorporated				146,720
19,000	Sempra Energy				2,071,380
6,800	TECO Energy, Inc.				131,920
	Total Multi-Utilities				7,324,649
	Oil, Gas & Consumable Fuels - 0.0%

2,000	Spectra Energy Corporation				72,340
	Pharmaceuticals - 4.6%

16,917	Actavis Inc., (2)				5,034,838
22,900	Eli Lilly and Company				1,663,685
21,500	Mallinckrodt PLC, (2)				2,722,975
80,600	Zoetis Incorporated				3,730,974
	Total Pharmaceuticals				13,152,472
	Professional Services - 0.3%

3,300	Dun and Bradstreet Inc.				423,588
4,800	Robert Half International Inc.				290,496
	Total Professional Services				714,084
	Real Estate Investment Trust - 3.2%

4,200	American Tower Corporation, REIT				395,430
4,800	Apartment Investment & Management Company, Class A				188,928
15,100	AvalonBay Communities, Inc.				2,631,175
1,600	Boston Properties, Inc.				224,768
36,700	Equity Residential				2,857,462
2,000	Essex Property Trust Inc.				459,800
9,100	General Growth Properties Inc.				268,905
1,000	Health Care REIT, Inc.				77,360
16,400	Host Hotels & Resorts Inc.				330,952
25,900	Iron Mountain Inc.				944,832
7,200	Macerich Company				607,176
6,700	Weyerhaeuser Company				222,105
	Total Real Estate Investment Trust				9,208,893
	Road & Rail - 4.6%

87,500	CSX Corporation				2,898,000
22,000	Kansas City Southern Industries				2,245,760
42,100	Norfolk Southern Corporation				4,332,932
33,700	Union Pacific Corporation				3,650,047
	Total Road & Rail				13,126,739
	Semiconductors & Semiconductor Equipment - 4.9%

26,500	Avago Technologies Limtied				3,364,970
74,600	Broadcom Corporation, Class A				3,229,807
38,000	Intel Corporation				1,188,260
26,600	KLA-Tencor Corporation				1,550,514
24,800	Lam Research Corporation				1,741,828
105,100	Micron Technology, Inc., (2)				2,851,363
	Total Semiconductors & Semiconductor Equipment				13,926,742
	Software - 1.7%

24,800	Electronic Arts Inc., (2)				1,458,612
10,100	Intuit, Inc.				979,296
7,400	Microsoft Corporation				300,847
12,300	Red Hat, Inc., (2)				931,725
44,600	Symantec Corporation				1,042,079
	Total Software				4,712,559
	Specialty Retail - 7.7%

7,700	Bed Bath and Beyond Inc., (2)				591,167
51,200	Best Buy Co., Inc.				1,934,848
20,100	CarMax, Inc., (2)				1,387,101
43,300	Home Depot, Inc.				4,919,313
38,900	L Brands Inc.				3,667,881
46,000	Lowe’s Companies, Inc.				3,421,940
7,300	O’Reilly Automotive Inc., (2)				1,578,552
22,000	Ross Stores, Inc.				2,317,920
105,300	Staples, Inc.				1,714,810
3,300	TJX Companies, Inc.				231,165
	Total Specialty Retail				21,764,697
	Technology Hardware, Storage & Peripherals - 3.1%

12,200	Apple, Inc.				1,518,046
17,800	EMC Corporation				454,968
43,800	NetApp, Inc.				1,553,148
33,100	SanDisk Corporation				2,105,822
20,900	Seagate Technology				1,087,427
22,600	Western Digital Corporation				2,056,826
	Total Technology Hardware, Storage & Peripherals				8,776,237
	Textiles, Apparel & Luxury Goods - 1.7%

8,100	Ralph Lauren Corporation				1,065,150
48,100	VF Corporation				3,622,411
	Total Textiles, Apparel & Luxury Goods				4,687,561
	Tobacco - 1.7%

70,900	Altria Group, Inc.				3,546,418
18,700	Lorillard Inc.				1,222,045
	Total Tobacco				4,768,463
	Total Long-Term Investments (cost $243,062,196)				278,994,031

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 3.1%
$ 8,870	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $8,869,740, collateralized by $8,705,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $9,053,200	0.000%	4/01/15	N/A	$ 8,869,740
	U.S. Government and Agency Obligations - 0.9%
2,500	U.S. Treasury Bills, (3)	0.000%	1/15/15	AAA	2,497,578
$ 11,370	Total Short-Term Investments (cost $11,367,832)				11,367,318
	Total Investments (cost $254,430,028) - 102.3%				290,361,349
	Other Assets Less Liabilities - (2.3)% (5)				(6,542,954)
	Net Assets - 100%				$ 283,818,395

Investments in Derivatives as of March 31, 2015

Options Written outstanding:

	Number of			Notional		Expiration	Strike
Option Type	Contracts	Description	Counterparty	Amount		Date	Price	Value
Call	(205,169)	Custom Basket 1*	Deutsche Bank	$ (20,516,900	)(6)	5/05/15	$ 103.00	$ (125,153)
Call	(93,939)	Custom Basket 6**	Citigroup	(9,393,900	)(6)	4/13/15	103.00	(57,782)
Call	(231,975)	Custom Basket 7***	BNP Paribas	(23,197,500	)(6)	4/17/15	103.00	(3,781)
Call	(130)	S&P Midcap 400® Index	Citigroup	(20,227,350	)(7)	4/17/15	1,555.95	(40,592)
	(531,213)	Total Options Written (premiums received $365,401)		$ (73,335,650)				$ (227,308)

*The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of March 31, 2015.

Shares	Description	Value
20,000	58.com, Inc., ADR	$ (6,451)
16,000	Cognizant Technology Solutions Corp	(6,089)
80,000	Flextronics International Ltd.	(6,185)
110,000	iShares® MSCI Australia ETF	(15,339)
140,000	iShares® MSCI Hong Kong ETF	(18,728)
20,000	iShares® Russell 2000® ETF	(15,171)
36,000	JD.com Inc., ADR	(6,452)
16,000	Lululemon Athletica Inc.	(6,248)
40,000	New Oriental Education & Technology Group, ADR	(5,410)
24,000	Qunar Cayman Islands Ltd., ADR	(6,039)
20,000	SOHU.com, Inc.	(6,506)
22,000	SPDR® S&P® Retail ETF	(13,560)
38,000	Vipshop Holdings Ltd., ADR	(6,824)
26,000	WuXi PharmaTech (Cayman) Inc., ADR	(6,151)
		$ (125,153)

** The following table represents the individual common stock holdings comprising the Custom Basket 6 Options Written as of March 31, 2015.

Shares	Description	Value
40,000	Barrick Gold Corporation	$ (2,657)
30,000	Goldcorp Inc.	(3,432)
20,000	iShares® Core S&P Mid-Cap ETF	(18,349)
20,000	iShares® MSCI Hong Kong ETF	(2,633)
50,000	iShares® MSCI Japan ETF	(3,774)
90,000	Market Vectors® Gold Miners ETF	(9,915)
30,000	Newmont Mining Corporation	(4,137)
40,000	Pan American Silver Corporation	(2,170)
15,000	PowerShares NASDAQ Internet Portfolio	(6,500)
10,000	Randgold Resources Ltd., ADR	(4,215)
		$ (57,782)

*** The following table represents the individual common stock holdings comprising the Custom Basket 7 Options Written as of March 31, 2015.

Shares	Description	Value
10,000	Boeing Company	$ (248)
20,000	Deere & Company	(294)
40,000	iShares® Core S&P Mid-Cap ETF	(978)
40,000	iShares® Transportation Average ETF	(1,056)
20,000	J.B. Hunt Transport Services, Inc.	(282)
10,000	Kansas City Southern	(187)
20,000	Landstar System, Inc.	(223)
10,000	Union Pacific Corporation	(188)
20,000	United Parcel Service, Inc., Class B	(325)
		$ (3,781)

Futures Contracts outstanding:

Variation
					Margin	Unrealized
	Contract	Number of	Contract	Notional	Receivable/	Appreciation
Description	Position	Contracts	Expiration	Value	(Payable)	(Depreciation)
S&P 500 E-Mini	Long	60	6/15	$ 6,182,400	$ (44,400)	$ 56,221

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks	$ 278,994,031	$ –	$ –	$ 278,994,031
Short-Term Investments:
	Repurchase Agreements	–	8,869,740	–	8,869,740
	U.S. Government and Agency Obligations	–	2,497,578	–	2,497,578
Investments in Derivatives:
	Options Written	–	(227,308)	–	(227,308)
	Futures Contracts*	56,221	–	–	56,221
	Total	$ 279,050,252	$ 11,140,010	$ –	$ 290,190,262

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $254,839,441.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
	Appreciation				$ 41,931,058
	Depreciation				(6,409,150)
	Net unrealized appreciation (depreciation) of investments				$ 35,521,908

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 100.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	ADR American Depositary Receipt
REIT	Real Estate Investment Trust
N/A	Not applicable

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015